Provision for Legal Proceedings	12 Months Ended
Dec. 31, 2022
Provision for Legal Proceedings [Abstract]
Provision for legal proceedings
16	Provision for legal proceedings

Provisions are recognized when the Company has a present obligation (legal or not formalized) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the obligation can be reliably estimated. The expense related to any provision is recognized in statement of operations for the year, net of any reimbursement. The Company’s policy is to record attorney’s fees upon success. In the explanatory notes, the amounts involved are disclosed for cases not yet concluded and with a possible chance of success.

In order to assess the outcome’s probability the Company considers available evidence, the hierarchy of laws, prior court decisions in similar cases and their legal significance, as well as the legal counsel’s opinion.

The provision for legal proceedings is estimated by the Company and supported by its legal counsel, for an amount considered sufficient to cover probable losses.

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2021	109	69	27	205
Additions	14	74	13	101
Reversals	(73)	(31)	(4)	(108)
Payments	-	(33)	(16)	(49)
Monetary correction	5	7	4	16
Balance as of December 31, 2022	55	86	24	165

Restricted deposits for legal proceedings	(7)	(29)	(8)	(44)
Net provision of judicial deposits	48	57	16	121

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2020	169	64	49	282
Additions	39	44	8	91
Reversals	(106)	(23)	(10)	(139)
Payments	-	(21)	(28)	(49)
Monetary correction	7	5	8	20
Balance as of December 31, 2021	109	69	27	205

Restricted deposits for legal proceedings	(65)	(45)	(2)	(112)
Net provision of judicial deposits	44	24	25	93

	Tax claims	Social security and labor	Civil	Total
Balance as of December 31, 2019	221	75	53	349
Additions	27	42	79	148
Reversals	(9)	(43)	(19)	(71)
Payments	(1)	(5)	(35)	(41)
Monetary correction	1	8	3	12
Conversion adjustment to reporting currency	18	2	4	24
Discontinued operation	(88)	(15)	(36)	(139)
Balance as of December 31, 2020	169	64	49	282

16.1	Tax claims

Tax claims are subject by law to the monthly monetary correction, which refers to an adjustment to the provision based on indexing rates adopted by each tax jurisdiction. Both interest rates charges and fines, where applicable, were calculated and provisioned with respect to unpaid amounts.

The main tax claims provisioned are as follows:

The Company has other tax claims, which according to its legal counsels’ analysis, were provisioned, namely: (i) discussions on the non-application of Prevention Accident Factor (FAP); (ii) discussions with State tax authorities on ICMS tax rate calculated in electricity bills; (iii) staple basket; and (iv) other matters.

The provisioned amount as of December 31, 2022, for these matters is R$55 (R$109 as of December 31, 2021).

16.2	Social security and labor

The Company is a party to various labor proceedings, especially due to dismissals in the regular course of business. As of December 31, 2022, the Company recorded a provision of R$86 (R$69 as of December 31, 2021), referring to a potential risk of loss relating to labor claims. Management, with the assistance of its legal counsels, assesses these claims and recording provisions for losses when reasonably estimated, considering previous experiences in relation to amounts claimed.

16.3	Civil

The Company is party to civil proceedings (indemnifications, collections, among others) in different procedural phases and various central courts. Management records provisions in amounts considered sufficient to cover unfavorable court decisions when its internal and external legal counsel assess the losses to be probable.

Among these proceedings, we highlight the following:

The Company is party to various lawsuits requesting the renewal of rental agreements and the review of the current rent paid. The Company records a provision for the difference between the amount originally paid by stores and the amounts claimed by the adverse party in the lawsuit when internal and external legal counsels consider the probability of changing the lease amount paid by the entity. As of December 31, 2022, the provision for these lawsuits amounted to R$19 (R$21 as of December 31, 2021), for which there are no judicial deposits for legal proceedings.

The Company is party to certain lawsuits relating to the fines applied by inspection bodies of direct and indirect administration of the federal government, states, and municipalities, including consumer defense bodies (PROCONs, INMETRO, and local governments). The Company, assisted by its legal counsel, assesses these claims recording provisions for probable cash disbursements, according to the probability of loss. As of December 31, 2022, the provision for these lawsuits is R$5 (R$6 as of December 31, 2021).

The Company’s total civil, regulatory and property claims as of December 31, 2022, is R$24 (R$27 as of December 31, 2021).

16.4	Possible contingent liabilities

The Company is party to other litigations for which the probability of loss was deemed by its legal counsel to be possible, but not probable, therefore, not accrued, totaling an updated amount of R$2,443 as of December 31, 2022 (R$2,346 as of December 31, 2021), out of this amount, R$1,352, of which R$1,309 are tax and R$43 civil and others, is subject of reimbursement from its former controlling shareholders, under the separation agreement mentioned in note 1.3. Accordingly, no provisions were recorded in connection with these proceedings, which are mainly related to:

IRPJ (corporate income tax), IRRF (withholding income tax), CSLL (social contribution on net income) – The Company received several tax assessment notices relating to tax offsetting proceedings, goodwill disallowance, disagreements regarding payments and overpayments, fines due to non-compliance with ancillary obligation, among other less relevant issues. The amount involved corresponds to R$612 as of December 31, 2022 (R$478 as of December 31, 2021).

COFINS, PIS (federal taxes on gross revenues) – The Company has been questioned about discrepancies in payments and overpayments; fine due to non-compliance with ancillary obligation, disallowance of COFINS and PIS credits, among other issues. These proceedings are pending judgment at the administrative and judicial levels. The amount involved in these tax assessments is R$650 as of December 31, 2022(R$609 as of December 31, 2021). Regarding the IPI assessments, there was a judgment in August 2020 in the STF that decided against taxpayers. However, in the analysis of the specific cases by our legal advisors, we consider that the risk of loss remained as possible.

ICMS (State VAT) – The Company received tax assessment notices from State tax authorities in connection with credits from purchases from supplier’s acquisitions considered unqualified by the registry of the State Revenue Service, among others matters. These tax assessments amount to R$1,084 as of December 31, 2022 (R$1,128 as of December 31, 2021). These proceedings are pending final judgment at the administrative and judicial levels.

ISS (services tax), IPTU (urban property tax), Fees and other – The Company has received tax assessments relating to discrepancies in payments of IPTU, fines due to non-compliance with ancillary obligations, ISS – refund of advertising expenses and various fees, totaling R$16 as of December 31, 2022 (R$13 as of December 31, 2021). These proceedings are pending judgment at the administrative and judicial levels.

INSS (National Institute of Social Security) – The Company was assessed due to the levy of payroll charges over benefits granted to its employees, among other issues, with possible losses of R$23 as of December 31, 2022 (R$56 as of December 31, 2021). Proceedings have been discussed in the administrative and judicial levels. On August 28, 2020, the STF, in general repercussion, recognized the incidence of social security contributions on the constitutional third of vacations as constitutional. The Company has been monitoring the development of these issues, and together with its legal advisors, concluded that the elements so far do not require a provision to be made.

Other litigation– These proceedings refer to real estate lawsuits in which the Company claims the renewal of lease agreements and rents according to market prices. These lawsuits involve proceedings litigated in civil court, and special civil court, as well as administrative proceedings filed by inspection bodies, such as the consumer defense body (PROCONs), the National Institute of Metrology, Standardization and Industrial Quality– INMETRO, the National Agency of Sanitary Surveillance - ANVISA, among others, totaling R$44 as of December 31, 2022(R$47 as of December 31, 2021).

Three collective proceedings were opened due to an approach to a customer, in August 2021 at the store in Limeira - SP, in which claim supposed racial issues. All cases were satisfactorily answered and are still in the initial phase awaiting regular progress by the judiciary. As of December 31, 2022, there are two collective proceedings in current, it is still not possible to reasonably estimate the amounts involved, due to the subjectivity of the matter and the absence of precedent in the jurisprudence in collective proceedings on the subject. No significant impact on financial statement is expected.

The Company engages external legal counsel to represent it in the tax assessments, whose fees are contingent on the final outcome of the lawsuits. Percentages may vary according to qualitative and quantitative factors of each proceeding, as of December 31, 2022, the estimated amount, in case of success of all lawsuits, was approximately R$14 (R$15 as of December 31, 2021).

16.5	Guarantees

The Company presented bank guarantees and insurance guarantees to judicial process related a civil, tax and labor nature, described below:

Lawsuits	Letter of guarantees
Tax	700
Labor	91
Civil and others	505
Total	1,296

The cost of guarantees is approximately 0.29% per year of the amount of the lawsuits and is recorded as a financial expense.

16.6	Restricted deposits for legal proceedings

The Company is challenging the payment of certain taxes, contributions, and labor liabilities and made judicial deposits in the corresponding amounts, as well as escrow deposits related to the provision for legal proceedings.

The Company recorded amounts referring to judicial deposits in its assets as follows:

	As of December 31,
Lawsuits	2022	2021
Tax	12	65
Labor	34	50
Civil and others	10	4
Total	56	119